Property, plant and equipment (Tables)	6 Months Ended
Jun. 30, 2020
Text block [abstract]
Summary of Property, Plant and Equipment Owned and Leased Assets
Property, plant and equipment comprises owned and leased assets, as follows:

Million US dollar	30 June 2020	31 December 2019
Property, plant and equipment owned	22 669	25 515
Property, plant and equipment leased (right-of-use assets)	2 049	2 029

Total property, plant and equipment	24 718	27 544

Summary of Property, Plant and Equipment

	30 June 2020				31 December 2019
Million US dollar	Land and buildings	Plant and equipment, fixtures and fittings	Under construction	Total	Total
Acquisition cost
Balance at end of previous year	12 216	34 381	2 160	48 757	47 969
Effect of movements in foreign exchange	(1 043)	(2 908)	(239)	(4 190)	(485)
Acquisitions	6	382	871	1 259	4 451
Acquisitions through business combinations	—	3	—	3	24
Disposals	(16)	(394)	—	(409)	(1 987)
Disposals through the sale of subsidiaries	—	—	—	—	(4)
Transfer (to)/from other asset categories and other movements 1	211	623	(1 014)	(180)	(1 211)

Balance at end of the period	11 374	32 087	1 778	45 239	48 757

Depreciation and impairment losses

Balance at end of previous year	(3 604)	(19 638)	—	(23 242)	(22 331)

Effect of movements in foreign exchange	237	1 551	—	1 788	310
Depreciation	(194)	(1 419)	—	(1 613)	(3 370)
Disposals	4	365	—	369	1 734
Disposals through the sale of subsidiaries	—	—	—	—	3
Impairment losses	—	(26)	—	(26)	(87)
Transfer to/(from) other asset categories and other movements 1	(24)	177	—	153	499

Balance at end of the period	(3 581)	(18 990)	—	(22 571)	(23 242)

Carrying amount
at 31 December 2019	8 612	14 743	2 160	25 515	25 515
at 30 June 2020	7 794	13 097	1 778	22 669	—

Summary of Property, Plant and Equipment Leased (right- of- use assets)
Property, plant and equipment leased by the company
(right-of-use
assets) is detailed as follows:

	2020
Million US dollar	Land and buildings	Machinery, equipment and other	Total
Net carrying amount at 30 June	1 765	284	2 049
Depreciation for the six-month period ended 30 June	(169)	(75)	(244)

	2019
Million US dollar	Land and buildings	Machinery, equipment and other	Total
Net carrying amount at 31 December	1 723	306	2 029
Depreciation for the six-month period ended 30 June (restated)	(173)	(77)	(250)